Note 13 - Options - Options Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Options outstanding (in shares)	590,991	541,187
Options outstanding, exercise price (in dollars per share)	$ 4.53	$ 6.77
Options granted (in shares)	2,050,905	137,597
Options granted, exercise price (in dollars per share)	$ 23.55	$ 2.99
Options cancelled (in shares)	(21,083)	(87,793)
Options cancelled, exercise price (in dollars per share)	$ (2.84)	$ (7.11)
Options outstanding (in shares)	2,620,813	590,991
Options outstanding, exercise price (in dollars per share)	$ 19.38	$ 4.53
Options outstanding, intrinsic value	$ 50,802,052	$ 2,677,189
Options Exercisable (in shares)	271,259	160,199
Weighted Average Exercise Price Exercisable (in dollars per share)	$ 4.69	$ 5.02
Exercisable, intrinsic value	$ 1,272,205